Receivables	3 Months Ended
Mar. 31, 2020
Receivables
Receivables

4.Receivables

	March 31,	December 31,
	2020	2019
Trade receivable	$12,331	$14,986
GST receivable	46,470	47,428
SR&ED tax credits receivable	—	249,111
Other receivables	153,630	129,405
	$212,431	$440,930